Supplement to the Prospectus

CREDIT SUISSE GLOBAL HIGH YIELD FUND, INC.

The following information supersedes certain information in the fund's Prospectus.

Effective November 2, 2009, the fund has decreased its minimum initial investment to $50,000 and its subsequent investment to $10,000.

Dated: October 29, 2009	GHY-PRO-16-1009 2009-024